PAINEWEBBER ENHANCED S&P 500 FUND
PAINEWEBBER ENHANCED NASDAQ-100 FUND                               ANNUAL REPORT

                                                               November 15, 2000

Dear Shareholder,

   We are pleased to present you with the first annual report for PaineWebber Enhanced S&P 500 Fund and PaineWebber Enhanced Nasdaq-100 Fund for the fiscal period from April 26, 2000 through September 30, 2000.



MARKET REVIEW
================================================================================

     During the fiscal year ended September 30, 2000, stocks in general and technology stocks in particular had to endure the "perfect storm," as a variety of factors combined to help batter equities. Inflationary fears, which prompted the Federal Reserve (the "Fed") to raise Fed Fund interest rates another half-percentage point to 6.5%, dominated the markets early in the period. Since then, oil prices have risen, oil reserves were released in the U.S. with the hopes of offsetting the price increases, and the Euro continued to falter in comparison to the dollar.

     These factors, in addition to continued warnings from the Fed that inflationary pressures may yet re-enter the picture, filled the air with uncertainty during this time, while finally beginning to take a toll on many companies' bottom lines. Moreover, earnings reports that were just pennies off expectations spurred investors to punish these stocks, while formerly high-flying technology darlings were also hurt. The equity markets generally suffered near the fiscal period-end as investors began to sell and seek relatively safe havens for their gains. If there is a bright side to the violent fluctuations of the market, it could be that the market has neared or reached its bottom, perhaps clearing out weaker equities in which prices were not supported by valuations or performance.

     The Dow Jones Industrial Average declined 2.69% and the Standard & Poor's 500 Index fell 1.68% during the period. Despite their characteristic volatility, the technology-driven Nasdaq 100 Index advanced 1.85% and the Nasdaq Composite trailed it slightly but also advanced 1.18% during the Fund's fiscal period, April 26, 2000 through September 30, 2000.

PAINEWEBBER ENHANCED S&P 500 FUND                                  ANNUAL REPORT


       PAINEWEBBER ENHANCED
       S&P 500 FUND

       INVESTMENT GOAL:
       Higher total return over the long term
       than the S&P 500 Index


       PORTFOLIO MANAGER:
       DSI Team
       DSI International Management, Inc.


       COMMENCEMENT:
       April 26, 2000
       (Classes A, B, C and Y)


       DIVIDEND PAYMENTS:
       Annually

PORTFOLIO REVIEW
================================================================================


ENHANCED S&P 500 FUND - TOTAL RETURNS, PERIODS ENDED 9/30/00

                                                    3 Months        Inception(o)
--------------------------------------------------------------------------------
Before Deducting                    Class A*          -1.22%           -3.10%
Maximum Sales Charge                Class B**         -1.33            -3.20
                                    Class C+          -1.33            -3.20
                                    Class Y++         -1.12            -2.90
--------------------------------------------------------------------------------
After Deducting                     Class A*          -4.15            -6.01
Maximum Sales Charge                Class B**         -4.29            -6.10
                                    Class C+          -1.97            -3.83
--------------------------------------------------------------------------------
S&P 500 Index                                         -1.24            -1.68
Lipper S&P 500 Index Objective Funds Median           -1.04            -1.63
--------------------------------------------------------------------------------

Past performance is no guarantee of future performance. Performance results for the Fund assume reinvestment of all dividends and capital gains. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(o) Inception: since commencement of issuance on April 26, 2000 for share classes A, B, C and Y. Inception return for the Lipper Median is as of the nearest Thursday: April 27, 2000. Inception return for the S&P 500 Index is as of April 26, 2000.

* Maximum sales charge for Class A shares is 3.0% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 3.0% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 0.65% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1distribution and service fees.


PORTFOLIO HIGHLIGHTS

     The Fund's annual return lagged behind the Lipper S&P 500 Index Objective Funds Median, declining 3.10% for Class A shares and 3.20% for Class B shares, compared to a 1.63% decrease for the peer group. The market return in the months since the Fund's inception was a wild ride. Total returns for the fund declined in three months and increased in two months, mirroring the overall markets.

     General Electric Company (4.6%)* has remained the Fund's top holding during this period, while the percentages of other household names, including Cisco Systems (3.1%),* Intel (2.3%),* Microsoft (2.6%),* and Exxon Mobil (2.6%)* have shifted rankings among the top ten holdings. Violent investor reaction to shortfalls in earnings among many of these companies temporarily shook many of these holdings. But intermittent rallies suggest that investors will likely continue to flock back to companies exhibiting strong fundamentals, a ready market and strong financials.

     Although technology remains the top-weighted sector, the Fund has diversified among major holdings by also focusing on sector champions such as Pfizer (2.3%)* and Wal-Mart (1.8%).*



* Weightings represent percentages of net assets as of September 30, 2000. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER ENHANCED S&P 500 FUND                                  ANNUAL REPORT

PORTFOLIO STATISTICS

CHARACTERISTICS*                                               9/30/00
--------------------------------------------------------------------------------
Median Market Capitalization ($bln)                              10.9
Wtd. Price/Earnings Ratio                                        20.1x
Wtd. Price/Book Ratio                                            12.0x
Net Assets ($mm)                                               $ 20.5
Number of Securities                                              407
Stocks                                                            100%
Cash                                                                0%
--------------------------------------------------------------------------------

TOP FIVE SECTORS*                                              9/30/00
--------------------------------------------------------------------------------
Technology                                                       31.3%
Financial                                                        20.8
Healthcare                                                       10.9
Consumer Cyclical                                                 9.7
Energy                                                            6.8
--------------------------------------------------------------------------------
Total                                                            79.5

TOP TEN HOLDINGS*                                              9/30/00
--------------------------------------------------------------------------------
General Electric                                                  4.6%
Cisco Systems                                                     3.1
Exxon Mobil                                                       2.6
Microsoft                                                         2.6
Pfizer                                                            2.3
Intel                                                             2.3
Citigroup                                                         1.9
EMC                                                               1.9
Oracle Systems                                                    1.8
Wal-Mart Stores                                                   1.8
--------------------------------------------------------------------------------
Total                                                            24.9


* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

       PAINEWEBBER ENHANCED
       NASDAQ-100 FUND                                            ANNUAL REPORT

       PAINEWEBBER ENHANCED
       NASDAQ-100 FUND

       INVESTMENT GOAL:
       Higher total return over the long term
       than the Nasdaq 100 Index

       PORTFOLIO MANAGER:
       DSITeam
       DSI International Management, Inc.

       COMMENCEMENT:
       April 26, 2000
       (Classes A, B, C and Y)

       DIVIDEND PAYMENTS:
       Annually


ENHANCED NASDAQ-100 FUND - TOTAL RETURNS, PERIODS ENDED 9/30/00
                                                    3 Months        Inception(o)
--------------------------------------------------------------------------------
Before Deducting                    Class A*          -5.21%           -1.70%
Maximum Sales Charge                Class B**         -5.31            -2.00
                                    Class C+          -5.31            -2.00
                                    Class Y++         -5.11            -1.60
--------------------------------------------------------------------------------
After Deducting                     Class A*          -9.48            -6.11
Maximum Sales Charge                Class B**        -10.05            -6.90
                                    Class C+          -6.26            -2.98
--------------------------------------------------------------------------------
Nasdaq 100 Index                                      -5.13             1.85
Lipper Sector/Miscellaneous Funds Median               1.64            -1.74
--------------------------------------------------------------------------------

Past performance is no guarantee of future performance. Performance results for the Fund assume reinvestment of all dividends and capital gains. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(o) Inception: since commencement of issuance on April 26, 2000 for share classes A, B, C and Y. Inception return for the Lipper Median is as of the nearest Thursday, April 27, 2000. Inception return for the S&P 500 Index is as of April 26, 2000.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

PORTFOLIO HIGHLIGHTS

     While stocks in general endured a particularly rough ride during the reporting period, technology stocks were particularly hard hit, and the holdings in the Fund were no exception. During the period, the Fund's Class A shares declined 1.7% and Class B shares were down 2.0%. This return mirrored the Lipper Sector/Miscellaneous Funds Median, which was down 1.74%. The Fund underperformed the Nasdaq 100 Index, which gained 1.85% for the period.

     The Fund's underperformance in the earlier part of the period can be partially attributed early on to its overweight in technology, where turmoil was the rule rather than the exception during the period. Later in the period, investors' largely negative reaction to earnings announcements shook up the share prices of even the best performing stocks.

     Staying the course, we continue to include Cisco Systems (6.7%),* Microsoft (5.1%),* Intel (4.7%),* Oracle Systems (4.6%)* and JDS Uniphase (4.1%)* among our top five holdings. In late October, investors began their flight back to relative quality and the stock prices of these quality companies once again began to increase. Technology and communications services remain our two top sectors, as technology continues to dominate the Nasdaq 100 Index and we expect technology spending to benefit these sector leaders.


* Weightings represent percentages of net assets as of September 30, 2000. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER ENHANCED NASDAQ-100 FUND                               ANNUAL REPORT

PORTFOLIO STATISTICS

CHARACTERISTICS*                                                 9/30/00
--------------------------------------------------------------------------------
Median Market Capitalization ($bln)                               11.6
Wtd. Price/Earnings Ratio                                         50.2x
Wtd. Price/Book Ratio                                             49.2x
Net Assets ($mm)                                                 $88.8
Number of Securities                                               100
Stocks                                                             100%
Cash                                                                 0%
--------------------------------------------------------------------------------

TOP FIVE SECTORS*                                                9/30/00
--------------------------------------------------------------------------------
Technology                                                        81.3%
Communication Services                                             7.2
Healthcare                                                         6.0
Consumer Cyclical                                                  4.9
Financial                                                          0.6
--------------------------------------------------------------------------------
Total                                                            100.0

TOP TEN HOLDINGS*                                                9/30/00
--------------------------------------------------------------------------------
Cisco Systems                                                      6.7%
Microsoft                                                          5.1
Intel                                                              4.7
Oracle                                                             4.6
JDS Uniphase                                                       4.1
Sun Microsystems                                                   4.0
Qualcomm                                                           2.9
Veritas                                                            2.8
Siebel Systems                                                     2.6
Juniper Networks                                                   2.2
--------------------------------------------------------------------------------
Total                                                             39.7


* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER ENHANCED S&P 500 FUND
PAINEWEBBER ENHANCED NASDAQ-100 FUND                               ANNUAL REPORT

OUTLOOK
================================================================================

     Signs of the long-anticipated slowdown in the economy are emerging with increasing regularity. Moreover, there exists the potential for oil prices to disrupt company profits, as well as the performance of the Euro, particularly for multinational companies that compete or export heavily overseas.

     However, we expect technology spending will continue to be robust as we enter 2001; new products and a surge in high-tech patents continue the need for such spending. With productivity continuing its impressive gains, we expect real wages in 2001 to grow and be accompanied by productivity gains, while the markets are expected to have absorbed the majority of the double-barreled shock of rising interest rates and oil prices by then. Declining delivery lead times indicate that demand is also no longer exceeding supply, which may also help to suppress inflation fears.

     Although the Federal Reserve is expected to keep interest rates at their current level throughout the next year, rates could rise if inflation once again becomes a concern. If post-election fiscal policy doesn't produce an expected stimulus, there is potential for an interest rate decrease.


     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review of PaineWebber Enhanced S&P 500 Fund or PaineWebber Enhanced Nasdaq-100 Fund or another fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor. For additional information, visit us at www.painewebber.com.

Sincerely,


/s/ Brian M. Storms
-------------------

Brian M. Storms
Chief Executive Officer and President
Mitchell Hutchins Asset Management Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal period ended September 30, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER ENHANCED S&P 500 FUND

PORTFOLIO OF INVESTMENTS                                      SEPTEMBER 30, 2000

 NUMBER OF
  SHARES                                                                 VALUE
 --------                                                             ----------

COMMON STOCKS--99.87%

AGRICULTURE, FOOD & Beverage--3.24%
     500   Bestfoods Co. ........................................... $    36,375
     900   Campbell Soup Co. .......................................      23,287
   4,200   Coca-Cola Co. ...........................................     231,525
     800   Coca-Cola Enterprises, Inc. .............................      12,750
     900   Conagra, Inc. ...........................................      18,056
     600   General Mills, Inc. .....................................      21,300
     700   Heinz, H. J. and Co. ....................................      25,944
     300   Hershey Foods Corp. .....................................      16,237
     900   Kellogg Co. .............................................      21,769
   2,100   PepsiCo, Inc. ...........................................      96,600
     100   Quaker Oats Co. .........................................       7,913
     500   RJR Nabisco Group Holdings Corp. ........................      14,250
   1,700   Sara Lee Corp. ..........................................      34,531
     200   Supervalue, Inc. ........................................       3,013
     700   Sysco Corp. .............................................      32,419
   1,100   Unilever N.V ............................................      53,075
     200   Wrigley, Wm. Jr. Co. ....................................      14,975
                                                                     -----------
                                                                         664,019
                                                                     -----------
AIRLINES--0.26%
     200   AMR Corp.* ..............................................       6,538
     500   Delta Air Lines, Inc. ...................................      22,187
   1,000   Southwest Airlines Co. ..................................      24,250
                                                                     -----------
                                                                          52,975
                                                                     -----------
ALCOHOL--0.50%
   1,600   Anheuser-Busch Companies, Inc. ..........................      67,700
     600   Seagram Co. Ltd. ........................................      34,463
                                                                     -----------
                                                                         102,163
                                                                     -----------
APPAREL, RETAIL--0.28%
   1,300   Gap, Inc. ...............................................      26,163
     800   Limited, Inc. ...........................................      17,650
     100   Liz Claiborne, Inc. .....................................       3,850
     100   Nordstrom, Inc. .........................................       1,556
     400   TJX Companies, Inc. .....................................       9,000
                                                                     -----------
                                                                          58,219
                                                                     -----------
APPAREL, TEXTILES--0.11%
     400   Nike, Inc. Class B ......................................      16,025
     300   V. F. Corp. .............................................       7,406
                                                                     -----------
                                                                          23,431
                                                                     -----------
BANKS--7.76%
     500   Amsouth Bancorporation ..................................       6,250
   1,200   Bank of New York Company, Inc. ..........................      67,275
   1,700   Bank One Corp. ..........................................      65,662
   3,100   BankAmerica Corp. .......................................     162,362
     800   BB&T Corp. ..............................................      24,100
     315   Charter One Financial, Inc. .............................       7,678
   2,250   Chase Manhattan Corp. ...................................     103,922
   7,366   Citigroup, Inc. .........................................     398,224
     400   Comerica, Inc. ..........................................      23,375
     900   Fifth Third Bancorp .....................................      48,488
   1,500   First Union Corp. .......................................      48,281
   1,800   Firstar Corp. ...........................................      40,275
   1,900   FleetBoston Financial Corp. .............................      74,100
     330   Huntington Bancshares, Inc. .............................       4,847
     300   J.P. Morgan & Company, Inc. .............................      49,013
   1,200   KeyCorp .................................................      30,375
   1,100   Mellon Financial Corp. ..................................      51,012
   1,500   National City Corp. .....................................      33,188
     400   Northern Trust Corp. ....................................      35,550
     105   Old Kent Financial Corp. ................................       3,038
     500   PNC Bank Corp. ..........................................      32,500
     400   Regions Financial Corp. .................................       9,075
     300   SouthTrust Corp. ........................................       9,431
     300   State Street Corp. ......................................      39,000
     400   Summit Bancorp, Inc. ....................................      13,800
     600   Suntrust Banks, Inc. ....................................      29,888
     500   Synovus Financial Corp. .................................      10,594
     100   Union Planters Corp. ....................................       3,306
   1,300   US Bancorp, Inc. ........................................      29,575
     400   Wachovia Corp. ..........................................      22,675
   2,500   Wells Fargo and Co. .....................................     114,844
                                                                     -----------
                                                                       1,591,703
                                                                     -----------
CHEMICALS--1.68%
     200   Air Products & Chemicals, Inc. ..........................       7,200
     400   Avery Dennison Corp. ....................................      18,550
   1,000   Dow Chemical Co. ........................................      24,937
   1,600   DuPont (E.I.) de Nemours & Co. ..........................      66,300
     400   Ecolab, Inc. ............................................      14,425
     100   Engelhard Corp. .........................................       1,625
     600   Minnesota Mining & Manufacturing Co. ....................      54,675
   1,800   Pharmacia Corp. .........................................     108,337
     200   PPG Industries, Inc. ....................................       7,938
     500   Praxair, Inc. ...........................................      18,687
     200   Rohm & Haas Co. .........................................       5,813
     200   Sealed Air Corp.* .......................................       9,050
     100   Union Carbide Corp. .....................................       3,775
     100   Vulcan Materials Co. ....................................       4,019
                                                                     -----------
                                                                         345,331
                                                                     -----------
COMPUTER HARDWARE--9.40%
     100   Adaptec, Inc.* ..........................................       2,000
     500   Apple Computer, Inc.* ...................................      12,875
     200   Cabletron Systems, Inc.* ................................       5,875

PAINEWEBBER ENHANCED S&P 500 FUND


 NUMBER OF
  SHARES                                                                 VALUE
 --------                                                             ----------

COMMON STOCKS--(CONTINUED)

COMPUTER HARDWARE--(CONCLUDED)
  11,400   Cisco Systems, Inc.* .................................... $   629,850
   2,600   Compaq Computer Corp. ...................................      71,708
   4,500   Dell Computer Corp.* ....................................     138,656
   3,900   EMC Corp.* ..............................................     386,587
     600   Gateway, Inc.* ..........................................      28,050
   1,600   Hewlett-Packard Co. .....................................     155,200
     300   Lexmark International Group, Inc.* ......................      11,250
     500   Network Appliance, Inc.* ................................      63,688
     844   Palm, Inc. ..............................................      44,679
     400   Pitney Bowes, Inc. ......................................      15,775
     400   Seagate Technology, Inc.* ...............................      27,600
   2,700   Sun Microsystems, Inc.* .................................     315,225
   1,200   Xerox Corp. .............................................      18,075
                                                                     -----------
                                                                       1,927,093
                                                                     -----------
COMPUTER SOFTWARE--7.65%
     300   Adobe Systems, Inc. .....................................      46,575
     400   BMC Software, Inc.* .....................................       7,650
     300   Citrix Systems, Inc.* ...................................       6,019
   1,200   Computer Associates International, Inc. .................      30,225
   3,000   IBM Corp. ...............................................     337,500
     200   Mercury Interactive Corp.* ..............................      31,350
   8,700   Microsoft Corp.* ........................................     524,718
   4,800   Oracle Systems Corp.* ...................................     378,000
     400   Parametric Technology Corp.* ............................       4,375
     400   Peoplesoft, Inc.* .......................................      11,175
     100   Sabre Holdings Corp.* ...................................       2,894
     200   Sapient Corp.* ..........................................       8,137
     700   Siebel Systems, Inc.* ...................................      77,919
     300   Unisys Corp.* ...........................................       3,375
     700   Veritas Software Co.* ...................................      99,400
                                                                     -----------
                                                                       1,569,312
                                                                     -----------
CONSTRUCTION--0.12%
     200   Centex Corp. ............................................       6,425
     600   Masco Corp. .............................................      11,175
     200   Pulte Corp. .............................................       6,600
                                                                     -----------
                                                                          24,200
                                                                     -----------
CONSUMER DURABLES--0.08%
     200   Black & Decker Corp. ....................................       6,837
     200   Maytag Corp. ............................................       6,213
     100   Whirlpool Corp. .........................................       3,888
                                                                     -----------
                                                                          16,938
                                                                     -----------
DEFENSE & Aerospace--0.78%
   1,200   Boeing Co. ..............................................      75,600
     500   General Dynamics Corp. ..................................      31,406
     200   Goodrich, B.F. Co. ......................................       7,838
     500   Lockheed Martin Corp. ...................................      16,480
     100   Northrop Grumman Corp. ..................................       9,087
     400   Raytheon Co. ............................................      11,375
     200   TRW, Inc. ...............................................       8,125
                                                                     -----------
                                                                         159,911
                                                                     -----------
DIVERSIFIED RETAIL--2.39%
     600   Costco Wholesale Corp.* .................................      20,962
     400   Federated Department Stores, Inc.* ......................      10,450
     400   Kohls Corp.* ............................................      23,075
     500   May Department Stores Co. ...............................      10,250
     700   Sears Roebuck & Co. .....................................      22,694
   1,400   Target Corp. ............................................      35,875
   7,600   Wal-Mart Stores, Inc. ...................................     365,750
                                                                     -----------
                                                                         489,056
                                                                     -----------
DRUGS & Medicine--7.64%
     200   Allergan, Inc. ..........................................      16,887
   2,000   American Home Products Corp. ............................     113,125
   1,800   Amgen, Inc.* ............................................     125,691
     300   Biogen, Inc.* ...........................................      18,300
   3,400   Bristol-Myers Squibb Co. ................................     194,225
     500   Cardinal Health, Inc. ...................................      44,094
   1,900   Lilly, Eli & Co. ........................................     154,137
     100   McKesson HBOC, Inc. .....................................       3,056
     300   Medimmune, Inc. .........................................      23,175
   3,800   Merck & Co., Inc. .......................................     282,862
  10,550   Pfizer, Inc. ............................................     474,091
   2,300   Schering-Plough Corp. ...................................     106,950
     100   Sigma-Aldrich Corp. .....................................       3,300
     100   Watson Pharmaceuticals, Inc.* ...........................       6,488
                                                                     -----------
                                                                       1,566,381
                                                                     -----------
ELECTRIC UTILITIES--1.67%
     700   AES Corp.* ..............................................      47,950
     500   American Electric Power, Inc. ...........................      19,562
     300   Cinergy Corp. ...........................................       9,919
     200   CMS Energy Corp. ........................................       5,388
     600   Consolidated Edison, Inc. ...............................      20,475
     200   CP & L Energy Inc. ......................................       8,338
     200   DTE Energy Co. ..........................................       7,650
     500   Duke Energy Corp. .......................................      42,875
     600   Edison International, Inc. ..............................      11,588
     300   Entergy Corp. ...........................................      11,175
     300   FPL Group, Inc. .........................................      19,725
     200   PECO Energy Co. .........................................      12,112
     200   PG&E Corp. ..............................................       4,838

PAINEWEBBER ENHANCED S&P 500 FUND

 NUMBER OF
  SHARES                                                                 VALUE
 --------                                                             ----------

COMMON STOCKS--(CONTINUED)

ELECTRIC UTILITIES--(CONCLUDED)
     200   PPL Corp. ............................................... $     8,350
     300   Public Service Enterprise Group, Inc. ...................      13,406
     400   Reliant Energy, Inc. ....................................      18,600
     400   Sempra Energy ...........................................       8,325
   1,000   Southern Co. ............................................      32,437
     600   TXU Corp.* ..............................................      23,775
     300   Unicom Corp. ............................................      16,856
                                                                     -----------
                                                                         343,344
                                                                     -----------
ELECTRICAL EQUIPMENT--5.52%
     900   ADC Telecommunications, Inc.* ...........................      24,202
     419   Agilent Technologies, Inc. ..............................      20,505
     400   Comverse Technology, Inc.* ..............................      43,200
     500   Corning, Inc. ...........................................     148,500
     200   Danaher Corp. ...........................................       9,950
     500   Dover Corp. .............................................      23,469
     200   Eaton Corp. .............................................      12,325
   1,300   Honeywell, Inc. .........................................      46,312
     200   Johnson Controls, Inc. ..................................      10,637
     200   KLA-Tencor Corp.* .......................................       8,238
   5,100   Lucent Technologies, Inc. ...............................     155,869
     300   Molex, Inc. .............................................      16,331
   3,100   Motorola, Inc. ..........................................      87,575
   4,900   Nortel Networks Corp. ...................................     291,856
     300   PE Corp. ................................................      34,950
   1,000   Qualcomm, Inc.* .........................................      71,250
     200   Sanmina Corp.* ..........................................      18,725
     200   Scientific-Atlanta, Inc. ................................      12,725
     900   Solectron Corp.* ........................................      41,512
     800   Tellabs, Inc.* ..........................................      38,200
     300   Teradyne, Inc.* .........................................      10,500
     200   Thermo Electron Corp.* ..................................       5,200
                                                                     -----------
                                                                       1,132,031
                                                                     -----------
ELECTRICAL POWER--0.42%
     400   American Power Conversion Corp.* ........................       7,675
     200   Cooper Industries, Inc. .................................       7,050
     800   Emerson Electric Co. ....................................      53,600
     600   Rockwell International Corp. ............................      18,150
                                                                     -----------
                                                                          86,475
                                                                     -----------
ENERGY RESERVES & Production--4.87%
     200   Amerada Hess Corp. ......................................      13,388
     391   Anadarko Petroleum Corp. ................................      25,986
     100   Apache Corp. ............................................       5,913
     300   Burlington Resources, Inc. ..............................      11,044
   1,200   Chevron Corp. ...........................................     102,300
     200   Devon Energy Corp. ......................................      12,030
   5,900   Exxon/Mobil Corp. .......................................     525,837
     200   Kerr-McGee Corp. ........................................      13,250
     800   Occidental Petroleum Corp. ..............................      17,450
     500   Phillips Petroleum Co. ..................................      31,375
   3,400   Royal Dutch Petroleum Co., ADR ..........................     203,787
     300   Tosco Corp. .............................................       9,356
     500   Unocal Corp. ............................................      17,719
     310   Xcel Energy, Inc. .......................................       8,525
                                                                     -----------
                                                                         997,960
                                                                     -----------
ENTERTAINMENT--0.81%
     800   Carnival Corp. ..........................................      19,700
   2,493   Viacom, Inc., Class B* ..................................     145,841
                                                                     -----------
                                                                         165,541
                                                                     -----------
ENVIRONMENTAL SERVICES--0.06%
     700   Waste Management, Inc. ..................................      12,206
                                                                     -----------
FINANCIAL SERVICES--7.72%
   2,300   American Express Co. ....................................     139,725
     400   AON Corp. ...............................................      15,700
   1,100   Associates First Capital Corp. ..........................      41,800
     500   Capital One Financial Corp. .............................      35,031
     600   Cendant Corp.* ..........................................       6,525
   1,100   Federal Home Loan Mortgage Corp. ........................      59,469
   1,600   Federal National Mortgage Association ...................     114,400
  16,200   General Electric Co. ....................................     934,537
     200   H&R Block, Inc. .........................................       7,413
     900   Household International, Inc. ...........................      50,962
     500   Marsh & McLennan Companies, Inc. ........................      66,375
   1,700   MBNA Corp. ..............................................      65,450
     200   Providian Corp. .........................................      25,400
     400   USA Education, Inc. .....................................      19,275
                                                                     -----------
                                                                       1,582,062
                                                                     -----------
FOOD RETAIL--0.40%
     500   Albertson's, Inc. .......................................      10,500
   1,500   Kroger Co.* .............................................      33,844
     800   Safeway, Inc.* ..........................................      37,350
                                                                     -----------
                                                                          81,694
                                                                     -----------
FOREST PRODUCTS, PAPER--0.62%
     200   Bemis, Inc. .............................................       6,425
     400   Fort James Corp. ........................................      12,225
     500   Georgia-Pacific Corp. ...................................      11,750
     700   International Paper Co. .................................      20,081
     900   Kimberly-Clark Corp. ....................................      50,231
     100   Mead Corp. ..............................................       2,338
     100   Westvaco Corp. ..........................................       2,669

PAINEWEBBER ENHANCED S&P 500 FUND

 NUMBER OF
  SHARES                                                                 VALUE
 --------                                                             ----------

COMMON STOCKS--(CONTINUED)

FOREST PRODUCTS, PAPER--(CONCLUDED)
     400   Weyerhaeuser Co. ........................................ $    16,150
     200   Willamette Industries, Inc. .............................       5,600
                                                                     -----------
                                                                         127,469
                                                                     -----------
FREIGHT, AIR, SEA & Land--0.09%
     400   Fedex Corp.* ............................................      17,736
                                                                     -----------
GAS UTILITY--0.19%
     100   Columbia Energy Group ...................................       7,100
     400   El Paso Energy Corp. ....................................      24,650
     200   NICOR, Inc. .............................................       7,238
                                                                     -----------
                                                                          38,988
                                                                     -----------
HEAVY MACHINERY--0.05%
     300   Deere & Co. .............................................       9,975
                                                                     -----------
HOTELS--0.07%
     200   Harrah's Entertainment, Inc.* ...........................       5,500
     500   Hilton Hotels Corp. .....................................       5,781
     100   Marriott International, Inc. ............................       3,644
                                                                     -----------
                                                                          14,925
                                                                     -----------
HOUSEHOLD PRODUCTS--1.56%
     600   Avon Products, Inc. .....................................      24,525
     400   Clorox Co. ..............................................      15,825
     900   Colgate-Palmolive Co. ...................................      42,480
     200   Fortune Brands, Inc. ....................................       5,300
   1,600   Gillette Co. ............................................      49,400
     100   International Flavors and Fragrances ....................       1,825
     600   Newell Rubbermaid, Inc. .................................      13,687
   2,300   Procter & Gamble Co. ....................................     154,100
     500   Ralston Purina Co. ......................................      11,844
                                                                     -----------
                                                                         318,986
                                                                     -----------
INDUSTRIAL PARTS--0.88%
     700   Caterpillar, Inc. .......................................      23,625
     200   Crane Co. ...............................................       4,575
     300   Genuine Parts Co. .......................................       5,719
     500   Illinois Tool Works, Inc. ...............................      27,937
     300   Ingersoll Rand Co. ......................................      10,163
     200   Parker-Hannifin Corp. ...................................       6,750
     100   Snap-On, Inc. ...........................................       2,356
     200   Stanley Works ...........................................       4,613
     400   Textron, Inc. ...........................................      18,450
   1,100   United Technologies Corp. ...............................      76,175
                                                                     -----------
                                                                         180,363
                                                                     -----------
INDUSTRIAL SERVICES & SUPPLIES--0.73%
   2,900   Tyco International Ltd., ADR ............................     150,438
   1,100   Automatic Data Processing, Inc. .........................      73,562
     300   Computer Sciences Corp.* ................................      22,275
     100   Convergys Corp. .........................................       3,888
     400   Dun & Bradstreet Corp. ..................................      13,775
     700   Electronic Data Systems Corp. ...........................      29,050
     200   Equifax, Inc. ...........................................       5,388
     400   First Data Corp. ........................................      15,625
     300   IMS Health, Inc. ........................................       6,225
     600   Interpublic Group Companies, Inc. .......................      20,437
     200   Omnicom Group, Inc. .....................................      14,587
     500   Paychex, Inc. ...........................................      26,250
     100   Young & Rubicam, Inc.* ..................................       4,950
                                                                     -----------
                                                                         236,012
                                                                     -----------
INTERNET--1.42%
   3,900   America Online Inc.* ....................................     209,625
     900   Yahoo!, Inc.* ...........................................      81,900
                                                                     -----------
                                                                         291,525
                                                                     -----------
LEISURE--0.36%
     300   Dominion Resources, Inc. ................................      17,419
     500   Eastman Kodak Co. .......................................      20,437
     500   Harley Davidson, Inc. ...................................      23,937
     200   Hasbro, Inc. ............................................       2,288
     500   Mattel, Inc. ............................................       5,594
     300   Polaroid Corp. ..........................................       4,031
                                                                     -----------
                                                                          73,706
                                                                     -----------
LIFE INSURANCE--0.61%
     200   Aetna Life & Casualty Co. ...............................      11,612
     400   AFLAC, Inc. .............................................      25,625
     400   American General Corp. ..................................      31,200
     200   CIGNA Corp. .............................................      20,880
     300   Conseco, Inc. ...........................................       2,288
     400   Lincoln National Corp. ..................................      19,250
     200   Torchmark, Inc. .........................................       5,563
     300   UnumProvident Corp. .....................................       8,175
                                                                     -----------
                                                                         124,593
                                                                     -----------
LONG DISTANCE & PHONE COMPANIES--5.57%
   5,647   AT&T Corp. ..............................................     165,881
   3,100   BellSouth Corp. .........................................     124,775
   1,300   Global Crossing Ltd.* ...................................      40,300
   4,600   MCI Worldcom, Inc.* .....................................     139,725
   2,837   Qwest Communications International Inc.* ................     136,353
   5,700   SBC Communications, Inc. ................................     285,000
     900   Sprint Corp. ............................................      26,381
   4,608   Verizon Communications ..................................     223,200
                                                                     -----------
                                                                       1,141,615
                                                                     -----------
10

PAINEWEBBER ENHANCED S&P 500 FUND

 NUMBER OF
  SHARES                                                                 VALUE
 --------                                                             ----------

COMMON STOCKS--(CONTINUED)

MEDIA--1.71%
     500   Clear Channel Communications* ........................... $    28,250
     900   Comcast Corp., Class A* .................................      36,844
   2,800   Disney, Walt Co. ........................................     107,100
   2,100   Time Warner, Inc. .......................................     164,325
     300   Tribune Co. .............................................      13,087
                                                                     -----------
                                                                         349,606
                                                                     -----------
MEDICAL PRODUCTS--2.85%
   2,800   Abbott Laboratories .....................................     133,175
     100   Alza Corp.* .............................................       8,650
     300   Baxter International, Inc. ..............................      23,944
     700   Becton, Dickinson & Co. .................................      18,506
     350   Biomet, Inc. ............................................      12,250
     600   Boston Scientific Corp.* ................................       9,862
     500   Guidant Corp.* ..........................................      35,344
   2,500   Johnson & Johnson .......................................     234,844
   2,000   Medtronic, Inc. .........................................     103,625
     100   St. Jude Medical, Inc.* .................................       5,100
                                                                     -----------
                                                                         585,300
                                                                     -----------
MEDICAL PROVIDERS--0.38%
     800   Columbia/HCA Healthcare Corp. ...........................      29,700
     500   Tenet Healthcare Corp.* .................................      18,188
     200   UnitedHealth Group, Inc. ................................      19,750
     100   Wellpoint Health Networks, Inc.* ........................       9,600
                                                                     -----------
                                                                          77,238
                                                                     -----------
MINING & Metals--0.29%
     300   Alcan Aluminum, Ltd. ....................................       8,681
   1,500   Alcoa, Inc. .............................................      37,969
     200   Allegheny Technologies, Inc. ............................       3,625
     100   Nucor Corp. .............................................       3,012
     100   Phelps Dodge Corp.* .....................................       4,175
     100   USX-U.S. Steel Group, Inc. ..............................       1,519
                                                                     -----------
                                                                          58,981
                                                                     -----------
MOTOR VEHICLES--0.89%
     200   DANA Corp. ..............................................       4,300
   1,500   Delphi Automotive Systems Corp. .........................      22,687
   2,922   Ford Motor Co. ..........................................      73,963
     900   General Motors Corp. ....................................      58,500
     100   Navistar International Corp.* ...........................       2,994
     200   PACCAR, Inc. ............................................       7,413
     796   Visteon Corp. ...........................................      12,039
                                                                     -----------
                                                                         181,896
                                                                     -----------
OIL REFINING--1.24%
     400   Coastal Corp. ...........................................      29,650
   1,200   Conoco, Inc. ............................................      32,325
   1,100   Enron Corp. .............................................      96,387
     100   Sunoco, Inc. ............................................       2,694
     900   Texaco, Inc. ............................................      47,250
     700   USX-Marathon Group ......................................      19,863
     600   Williams Companies, Inc. ................................      25,350
                                                                     -----------
                                                                         253,519
                                                                     -----------
OIL SERVICES--0.73%
     500   Baker Hughes, Inc. ......................................      18,563
     700   Halliburton Co. .........................................      34,256
     900   Schlumberger Ltd. .......................................      74,081
     400   Transocean Sedco Forex, Inc. ............................      23,450
                                                                     -----------
                                                                         150,350
                                                                     -----------
OTHER INSURANCE--2.43%
     800   Allstate Corp. ..........................................      27,800
   3,750   American International Group, Inc. ......................     358,828
     200   Chubb Corp. .............................................      15,825
     100   Cincinnati Financial Corp. ..............................       3,550
     300   Hartford Financial Services Group, Inc. .................      21,881
     200   Jefferson-Pilot Corp. ...................................      13,575
     100   Loews Corp. .............................................       8,337
     100   MBIA, Inc. ..............................................       7,113
     300   MGIC Investment Corp. ...................................      18,337
     100   Progressive Corp. .......................................       8,188
     300   St. Paul Companies, Inc. ................................      14,794
                                                                     -----------
                                                                         498,228
                                                                     -----------
PRECIOUS METALS--0.04%
     400   Barrick Gold Corp. ......................................       6,100
     500   Homestake Mining Co. ....................................       2,594
                                                                     -----------
                                                                           8,694
                                                                     -----------
PUBLISHING--0.43%
     100   Dow Jones & Co., Inc. ...................................       6,050
     500   Gannett, Inc. ...........................................      26,500
     100   Harcourt General, Inc. ..................................       5,900
     100   Knight-Ridder, Inc. .....................................       5,081
     400   McGraw-Hill Companies, Inc. .............................      25,425
     500   New York Times Co., Class A .............................      19,657
                                                                     -----------
                                                                          88,613
RAILROADS--0.21%                                                     -----------
     900   Burlington Northern Santa Fe, Inc. ......................      19,406
     200   CSX Corp. ...............................................       4,363
     500   Norfolk Southern Corp. ..................................       7,313
     300   Union Pacific Corp. .....................................      11,662
                                                                     -----------
                                                                          42,744
                                                                     -----------

PAINEWEBBER ENHANCED S&P 500 FUND


 NUMBER OF
  SHARES                                                                 VALUE
 --------                                                             ----------

COMMON STOCKS--(CONCLUDED)

RESTAURANTS--0.40%
   2,000   McDonalds Corp. ......................................... $    60,375
     300   Starbucks Corp.* ........................................      12,019
     200   Tricon Global Restaurants, Inc.* ........................       6,125
     200   Wendy's International, Inc. .............................       4,012
                                                                     -----------
                                                                          82,531
                                                                     -----------
SECURITIES & ASSET MANAGEMENT--2.06%
     200   Bear Stearns Co., Inc. ..................................      12,600
   2,050   Charles Schwab Corp. ....................................      72,775
     300   Franklin Resources, Inc. ................................      13,329
     200   Lehman Brothers Holdings, Inc. ..........................      29,550
   1,200   Merrill Lynch & Co., Inc. ...............................      79,200
   2,000   Morgan Stanley Dean Witter & Co. ........................     182,875
     400   Stilwell Financial, Inc. ................................      17,400
     300   T. Rowe Price & Associates, Inc. ........................      14,081
                                                                     -----------
                                                                         421,810
                                                                     -----------
SEMICONDUCTOR--6.12%
     800   Advanced Micro Devices, Inc.* ...........................      18,900
     600   Altera Corp.* ...........................................      28,650
     700   Analog Devices, Inc.* ...................................      57,794
   1,200   Applied Materials, Inc.* ................................      71,175
     400   Broadcom Corp. ..........................................      97,500
     300   Conexant Systems, Inc.* .................................      12,563
  11,300   Intel Corp. .............................................     469,656
   1,600   JDS Uniphase Corp.* .....................................     151,500
     600   Linear Technology Corp. .................................      38,850
     400   LSI Logic Corp.* ........................................      11,700
     400   Maxim Integrated Productions, Inc.* .....................      32,175
     800   Micron Technology, Inc.* ................................      36,800
     300   National Semiconductor Corp.* ...........................      12,075
     500   Novellus Systems, Inc.* .................................      23,281
     100   Perkinelmer, Inc. .......................................      10,438
   2,600   Texas Instruments, Inc. .................................     122,687
     700   Xilinx, Inc.* ...........................................      59,937
                                                                     -----------
                                                                       1,255,681
                                                                     -----------
SPECIALTY RETAIL--2.11%
     200   Autozone, Inc.* .........................................       4,538
     400   Bed, Bath & Beyond, Inc.* ...............................       9,756
     200   Best Buy Company, Inc.* .................................      12,725
     500   Circuit City Stores, Inc. ...............................      11,500
     600   CVS Corp. ...............................................      27,787
     975   Dollar General Corp. ....................................      16,331
   4,300   Home Depot, Inc. ........................................     228,169
     600   Lowe's Companies, Inc. ..................................      26,925
     300   Radioshack Corp. ........................................      19,388
     500   Staples, Inc.* ..........................................       7,094
     400   Tiffany & Co. ...........................................      15,425
   1,400   Walgreen Co. ............................................      53,112
                                                                     -----------
                                                                         432,750
                                                                     -----------
THRIFT--0.25%
     200   Golden West Financial Corp. .............................      10,725
   1,000   Washington Mutual, Inc. .................................      39,813
                                                                     -----------
                                                                          50,538
                                                                     -----------
TOBACCO--0.54%
   3,500   Philip Morris Companies, Inc. ...........................     103,031
     300   UST, Inc. ...............................................       6,863
                                                                     -----------
                                                                         109,894
                                                                     -----------
WIRELESS TELECOMMUNICATIONS--0.53%
     400   Alltel Corp. ............................................      20,875
     900   Nextel Communications, Inc.* ............................      42,075
   1,300   Sprint Corp.* ...........................................      45,581
                                                                     -----------
                                                                         108,531
                                                                     -----------
Total Common Stocks (cost--$20,972,331) ............................  20,475,280
                                                                     -----------

  Principal
   Amount
    (000)                                        Maturity   Interest
  ---------                                        Date       Rate
                                                 --------   --------

U.S. AGENCY OBLIGATION--0.11%
    $  23   Federal Farm Credit
            Bank Discount Notes
            (cost--$22,996) ...................  10/02/00   6.280%@       22,996
                                                                     -----------
Total Investments (cost--$20,995,327)--99.98%..                       20,498,276
Other assets in excess of liabilities--0.02%...                            2,784
                                                                     -----------
Net Assets--100.00% ...........................                      $20,501,060
                                                                     ===========

----------

*    Non-Income producing security
ADR  American Depositary Receipt
@    Interest rate shown is discount rate at date of purchase.

                 See accompanying notes to financial statements

PAINEWEBBER ENHANCED NASDAQ-100 FUND


PORTFOLIO OF INVESTMENTS                                      SEPTEMBER 30, 2000


 NUMBER OF
  SHARES                                                                 VALUE
 --------                                                             ----------

COMMON STOCKS--100.35%


AIRLINES--0.07%
   2,600   Northwest Airlines Corp.* ............................... $    63,862
                                                                     -----------
COMPUTER HARDWARE--15.03%
  11,000   3Com Corp.* .............................................     211,062
   3,100   Adaptec, Inc.* ..........................................      62,000
  18,600   Apple Computer, Inc.* ...................................     478,950
 108,100   Cisco Systems, Inc.* ....................................   5,972,525
  40,000   Dell Computer Corp.* ....................................   1,232,500
  14,400   Network Appliance, Inc.* ................................   1,834,200
  30,400   Sun Microsystems, Inc.* .................................   3,549,200
                                                                     -----------
                                                                      13,340,437
                                                                     -----------
COMPUTER SOFTWARE--22.48%
   5,300   Adobe Systems, Inc. .....................................     822,825
   8,400   BMC Software, Inc.* .....................................     160,650
   7,800   Citrix Systems, Inc.* ...................................     156,487
     300   Compuware Corp.* ........................................       2,513
   6,000   Electronic Arts, Inc.* ..................................     296,250
  18,500   Gemstar-TV Guide International, Inc.* ...................   1,612,969
   9,500   I2 Technologies, Inc.* ..................................   1,777,094
  10,400   Intuit, Inc.* ...........................................     592,800
  75,400   Microsoft Corp.* ........................................   4,547,562
   5,500   Network Associates, Inc.* ...............................     124,438
  12,600   Novell, Inc.* ...........................................     125,212
  51,700   Oracle Systems Corp.* ...................................   4,071,375
  20,000   Parametric Technology Corp.* ............................     218,750
  17,300   Peoplesoft, Inc.* .......................................     483,319
  20,900   Siebel Systems, Inc.* ...................................   2,326,431
   4,000   Synopsys, Inc.* .........................................     151,500
  17,500   Veritas Software Co.* ...................................   2,485,000
                                                                     -----------
                                                                      19,955,175
                                                                     -----------
CONSUMER DURABLES--0.10%
   2,900   Herman Miller, Inc. .....................................      92,981
                                                                     -----------
DIVERSIFIED RETAIL--0.41%
  10,500   Costco Wholesale Corp.* .................................     366,844
                                                                     -----------
DRUGS & MEDICINE--5.01%
  20,300   Amgen, Inc.* ............................................   1,417,511
   6,700   Biogen, Inc.* ...........................................     408,700
  11,700   Chiron Corp.* ...........................................     526,500
  26,100   Immunex Corp.* ..........................................   1,135,350
   9,700   Medimmune, Inc.* ........................................     749,325
   6,300   Sigma-Aldrich Corp. .....................................     207,900
                                                                     -----------
                                                                       4,445,286
                                                                     -----------
ELECTRICAL EQUIPMENT--11.17%
  36,900   ADC Telecommunications, Inc.* ...........................     992,264
  15,500   Ciena Corp.* ............................................   1,903,594
   6,700   Comverse Technology, Inc.* ..............................     723,600
  43,100   Ericsson L M Telephone Co. ..............................     638,419
   9,200   KLA-Tencor Corp. * ......................................     378,925
   9,500   Level 3 Communications, Inc.* ...........................     732,687
  21,700   Metromedia Fiber Network, Inc.* .........................     527,581
   4,800   Molex, Inc. .............................................     261,300
  35,900   Qualcomm, Inc.* .........................................   2,557,875
   7,300   Sanmina Corp.* ..........................................     683,463
  10,800   Tellabs, Inc.* ..........................................     515,700
                                                                     -----------
                                                                       9,915,408
                                                                     -----------
ELECTRICAL POWER--0.28%
  12,900   American Power Conversion Corp.* ........................     247,519
                                                                     -----------
FINANCIAL SERVICES--0.45%
  11,300   Concord EFS, Inc.* ......................................     401,327
                                                                     -----------
FOREST PRODUCTS, PAPER--0.14%
  10,100   Smurfit-Stone Container Corp.* ..........................     121,200
                                                                     -----------
INDUSTRIAL SERVICES & SUPPLIES--0.62%
   2,600   Apollo Group, Inc.* .....................................     103,675
  10,200   Cintas Corp. ............................................     444,337
                                                                     -----------
                                                                         548,012
                                                                     -----------
INFORMATION & COMPUTER SERVICES--3.61%
   8,800   Fiserv, Inc.* ...........................................     526,900
  16,550   Paychex, Inc. ...........................................     868,875
   5,500   Quintiles Transnational Corp.* ..........................      87,656
   8,502   VeriSign, Inc.* .........................................   1,722,187
                                                                     -----------
                                                                       3,205,618
                                                                     -----------
INTERNET--5.82%
   9,300   Amazon.Com, Inc.* .......................................     357,469
   9,300   At Home Corp.* ..........................................     131,362
  11,900   Broadvision, Inc.* ......................................     304,194
   9,600   CMG Information Services, Inc.* .........................     268,200
   6,100   CNET Networks, Inc.* ....................................     148,592
   7,700   Ebay, Inc.* .............................................     528,412
   8,900   Juniper Networks, Inc.* .................................   1,948,544
   5,800   Lycos, Inc.* ............................................     398,841
   2,300   RealNetworks, Inc.* .....................................      91,425
  10,900   Yahoo!, Inc.* ...........................................     991,900
                                                                     -----------
                                                                       5,168,939
                                                                     -----------

PAINEWEBBER ENHANCED NASDAQ-100 FUND


 NUMBER OF
  SHARES                                                                 VALUE
 --------                                                             ----------

COMMON STOCKS--(CONCLUDED)


LONG DISTANCE & PHONE COMPANIES--3.87%
  35,400   Global Crossing Ltd.* ................................... $ 1,097,400
  42,700   MCI Worldcom, Inc.* .....................................   1,297,012
  14,800   McLeod, Inc.* ...........................................     211,825
   9,600   Nextlink Communications, Inc.* ..........................     337,800
  10,600   NTL, Inc.* ..............................................     490,913
                                                                     -----------
                                                                       3,434,950
                                                                     -----------
MEDIA--2.11%
   5,900   Adelphia Communications Corp.* ..........................     162,619
  13,600   Comcast Corp., Class A* .................................     556,750
  11,200   Echostar Communications Corp.* ..........................     590,800
   8,000   Panamsat Corp.* .........................................     255,500
  14,000   USA Networks, Inc.* .....................................     307,125
                                                                     -----------
                                                                       1,872,794
                                                                     -----------
MEDICAL PRODUCTS--0.85%
  11,200   Biomet, Inc. ............................................     392,000
   5,300   Genzyme Corp.* ..........................................     361,394
                                                                     -----------
                                                                         753,394
                                                                     -----------
MEDICAL PROVIDERS--0.13%
   3,300   Pacificare Health Systems* ..............................     114,881
                                                                     -----------
MOTOR VEHICLES--0.16%
   3,800   PACCAR, Inc. ............................................     140,837
                                                                     -----------
RESTAURANTS--0.50%
  11,100   Starbucks Corp.* ........................................     444,694
                                                                     -----------
SEMICONDUCTOR--23.20%
  24,400   Altera Corp.* ...........................................   1,165,100
  17,700   Applied Materials, Inc.* ................................   1,049,831
   6,300   Applied Micro Circuits Corp.* ...........................   1,304,494
  12,500   Atmel Corp.* ............................................     189,844
   6,600   Conexant Systems, Inc.* .................................     276,375
 101,100   Intel Corp. .............................................   4,201,969
  38,400   JDS Uniphase Corp.* .....................................   3,636,000
  18,500   Linear Technology Corp. .................................   1,197,875
  16,800   Maxim Integrated Productions, Inc.* .....................   1,351,350
   6,150   Microchip Technology, Inc.* .............................     203,334
   8,400   PMC-Sierra, Inc.* .......................................   1,808,100
   3,800   Qlogic Corp.* ...........................................     334,400
   8,900   RF Micro Devices, Inc.* .................................     279,238
   4,200   SDL, Inc.* ..............................................   1,293,600
   7,700   Vitesse Semiconductor Corp.* ............................     684,819
  18,900   Xilinx, Inc.* ...........................................   1,618,312
                                                                     -----------
                                                                      20,594,641
                                                                     -----------
SPECIALTY RETAIL--0.97%
  21,300   Bed, Bath & Beyond, Inc.* ...............................     519,520
   5,250   Dollar Tree Stores, Inc.* ...............................     212,953
   9,300   Staples, Inc.* ..........................................     131,944
                                                                     -----------
                                                                         864,417
                                                                     -----------
WIRELESS TELECOMMUNICATIONS--3.37%
  39,900   Nextel Communications, Inc.* ............................   1,865,325
   9,700   Voicestream Wireless Corp.* .............................   1,125,806
                                                                     -----------
                                                                       2,991,131
                                                                     -----------
Total Common Stocks (cost--$91,477,620) ............................  89,084,347
                                                                     -----------

  Principal
   Amount
    (000)                                         Maturity  Interest
  --------                                          Date      Rate
                                                  --------  --------

U.S. AGENCY OBLIGATION--0.36%
    $ 316   Federal Farm Credit
            Bank Discount Notes
            (cost--$315,945) .................... 10/02/00   6.280%@    315,945
                                                                    -----------
Total Investments (cost--$91,793,565)--100.71% ..                    89,400,292
Liabilities in excess of other assets--(0.71)% ..                      (633,422)
                                                                    -----------
Net Assets--100.00% .............................                   $88,766,870
                                                                    ============
----------
* Non-Income producing security
@ Interest rate shown is discount rate at date of purchase.

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENTS OF ASSETS AND LIABILITIES                          SEPTEMBER 30, 2000

                                                       ENHANCED      ENHANCED
                                                        S&P 500     NASDAQ-100
                                                          FUND          FUND
                                                      -----------   -----------
ASSETS
Investments in securities, at value
  (cost--$20,995,327 and $91,793,565,
  respectively) ....................................  $20,498,276   $89,400,292
Cash ...............................................          906           396
Dividends and interest receivable ..................       15,784           358
Receivable for shares of beneficial interest sold ..      185,812       727,609
Other assets .......................................       33,248       105,350
                                                      -----------   -----------
Total assets .......................................   20,734,026    90,234,005
                                                      -----------   -----------

LIABILITIES
Payable for investments purchased ..................      203,846     1,280,799
Payable to affiliates ..............................        7,806        78,193
Payable for shares of beneficial
  interest repurchased .............................          983        42,156
Accrued expenses and other liabilities .............       20,331        65,987
                                                      -----------   -----------
Total liabilities ..................................      232,966     1,467,135
                                                      -----------   -----------

NET ASSETS
Beneficial interest shares of $0.001 par value
  outstanding (unlimited amount authorized) ........   21,561,734    91,441,366
Accumulated net investment income (loss) ...........        2,560      (174,604)
Accumulated net realized losses from
  investment transactions ..........................     (566,183)     (106,619)
Net unrealized depreciation of investments .........     (497,051)   (2,393,273)
                                                      -----------   -----------
Net assets .........................................  $20,501,060   $88,766,870
                                                      ===========   ===========

CLASS A:
Net assets .........................................  $ 8,197,084   $25,300,504
                                                      -----------   -----------
Shares outstanding .................................      846,233     2,572,775
                                                      -----------   -----------
Net asset value and redemption value per share .....        $9.69         $9.83
                                                      ===========   ===========
Maximum offering price per share
  (net asset value plus sales charge of 3.00%
  and 4.50% of offering price, respectively) .......        $9.99        $10.29
                                                      ===========   ===========

CLASS B:
Net assets .........................................  $ 7,735,233   $37,714,356
                                                      -----------   -----------
Shares outstanding .................................      799,349     3,847,401
                                                      -----------   -----------
Net asset value and offering price per share .......        $9.68         $9.80
                                                      ===========   ===========

CLASS C:
Net assets .........................................  $ 3,954,202   $24,011,735
                                                      -----------   -----------
Shares outstanding .................................      408,536     2,449,737
                                                      -----------   -----------
Net asset value and offering price per share .......        $9.68         $9.80
                                                      ===========   ===========

CLASS Y:
Net assets .........................................  $   614,541   $ 1,740,275
                                                      -----------   -----------
Shares outstanding .................................       63,298       176,778
                                                      -----------   -----------
Net asset value, offering price and
  redemption value per share .......................        $9.71         $9.84
                                                      ===========   ===========

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENTS OF OPERATIONS

                                                           FOR THE PERIOD
                                                           APRIL 26, 2000+
                                                               THROUGH
                                                         SEPTEMBER 30, 2000
                                                      -------------------------
                                                        ENHANCED      ENHANCED
                                                         S&P 500     NASDAQ-100
                                                          FUND          FUND
                                                      -----------   -----------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes
  of $746 and $0, respectively) ....................  $    85,578   $     8,604
Interest ...........................................        3,714         1,254
                                                      -----------   -----------
                                                           89,292         9,858
                                                      -----------   -----------
EXPENSES:
Investment advisory and administration fees ........       29,561       214,036
Service fees--Class A ..............................        9,129        20,438
Service and distribution fees--Class B .............       16,840       123,598
Service and distribution fees--Class C .............        6,791        75,253
Offering expenses ..................................      115,000       115,000
Federal and State registration fees ................       73,652        77,467
Professional fees ..................................       44,554        45,639
Reports and notices to shareholders ................       12,500        17,500
Transfer agency and service fees ...................        8,485        17,865
Trustees' fees .....................................        5,250         5,250
Custody and accounting .............................        2,110         8,582
Other expenses .....................................       14,325        14,368
                                                      -----------   -----------
                                                          338,197       734,996
Less: Fee waivers and reimbursements
  from investment adviser ..........................     (251,465)     (221,755)
                                                      -----------   -----------
Net expenses .......................................       86,732       513,241
                                                      -----------   -----------
Net investment income (loss) .......................        2,560      (503,383)
                                                      -----------   -----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gain (loss) from
  investment transactions ..........................     (566,183)      222,160
Net change in unrealized appreciation/
  depreciation of investments ......................     (497,051)   (2,393,273)
                                                      -----------   -----------
NET REALIZED AND UNREALIZED LOSS
  FROM INVESTMENT ACTIVITIES .......................   (1,063,234)   (2,171,113)
                                                      -----------   -----------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ..................................  $(1,060,674)  $(2,674,496)
                                                      ===========   ===========

----------
+ Commencement of operations

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENTS OF CHANGES IN NET ASSETS

                                                           FOR THE PERIOD
                                                           APRIL 26, 2000+
                                                               THROUGH
                                                         SEPTEMBER 30, 2000
                                                      -------------------------
                                                       ENHANCED      ENHANCED
                                                        S&P 500     NASDAQ-100
                                                         FUND          FUND
                                                      -----------   -----------

FROM OPERATIONS:
Net investment income (loss) .......................  $     2,560   $  (503,383)
Net realized gain (loss)
  from investment transactions .....................     (566,183)      222,160
Net change in unrealized appreciation/
  depreciation of investments ......................     (497,051)   (2,393,273)
                                                      -----------   -----------
Net decrease in net assets resulting
  from operations ..................................   (1,060,674)   (2,674,496)
                                                      -----------   -----------


FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares ...............   31,731,746   106,025,112
Cost of shares repurchased .........................  (10,220,012)  (14,633,746)
                                                      -----------   -----------
Net increase in net assets from beneficial
  interest transactions ............................   21,511,734    91,391,366
                                                      -----------   -----------
Net increase in net assets .........................   20,451,060    88,716,870


NET ASSETS:
Beginning of period ................................       50,000        50,000
                                                      -----------   -----------
End of period (Including undistributed
  net investment income of $2,560
  for the Enhanced S&P 500 Fund) ...................  $20,501,060   $88,766,870
                                                      ===========   ===========


----------
+ Commencement of operations.

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PaineWebber Enhanced S&P 500 Fund is a diversified series of Mitchell Hutchins Securities Trust ("Trust") and PaineWebber Enhanced Nasdaq-100 Fund is a non-diversified series of the Trust. The Trust is a professionally managed, open-end management investment company organized as a Delaware business trust. The Funds' investment objective is to seek higher total return over the long term than the S&P 500 Index and the Nasdaq 100 Index, respectively. Offering costs have been deferred and have been amortized using the straight line method through the first fiscal period end, September 30, 2000. Prior to the commencement of operations on April 26, 2000, the Funds had no activity other than the sale of total 5,000 shares of Class A, Class B, Class C and Class Y to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment advisor, administrator and distributor, and a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), an indirect wholly owned subsidiary of UBS AG.

     Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan. Class Y shares have no service or distribution plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION OF INVESTMENTS--The Funds calculate net asset values based on the current market value for their portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc., a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), an indirect wholly owned subsidiary of UBS AG. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

     REPURCHASE AGREEMENTS--Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

     Income, expenses (excluding class specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

     The Trust's board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, the Enhanced S&P 500 Fund and Enhanced Nasdaq-100 Fund pay Mitchell Hutchins an investment advisory and administration fee, which is computed daily and payable monthly, at an annual rate of 0.40% and 0.75%, respectively, of each Fund's average daily net assets. Mitchell Hutchins pays DSI International Management, Inc., a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), to serve as each Fund's sub-adviser. Mitchell Hutchins (not the Funds) pays the sub-adviser a fee, computed daily and paid monthly, at an annual rate of 0.20% of average daily net assets for Enhanced S&P 500 Fund and 0.35% of average daily net assets for Enhanced Nasdaq-100 Fund.

     For the period ended September 30, 2000, Mitchell Hutchins has voluntarily undertaken to waive a portion of advisory fees and reimburse a portion of other expense when necessary to maintain Enhanced S&P 500 Fund's and Enhanced Nasdaq-100 Fund's total annual operating expenses at a level not to exceed 0.98%, 1.38%, 1.38% and 0.73%, and 1.28%, 2.03%, 2.03% and 1.03% of each Funds'
average daily net assets for Class A, Class B, Class C and Class Y shares, respectively. At September 30, 2000, Enhanced Nasdaq-100 Fund owed Mitchell Hutchins $22,323 in investment advisory and administration fees.

     For the period ended September 30, 2000, Enhanced S&P 500 Fund and Enhanced Nasdaq-100 Fund did not pay brokerage commissions to PaineWebber because they had no transactions executed with PaineWebber.

SERVICE AND DISTRIBUTION PLANS

     Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Enhanced S&P 500 Fund and Enhanced Nasdaq-100 Fund pay Mitchell Hutchins monthly service fees at the annual rate of up to 0.25% of the average daily net assets of Class A, Class B and Class C shares, respectively, and monthly distribution fees at the annual rate of 0.40% of Class B and Class C shares of Enhanced S&P 500 Fund's average daily net assets and 0.75% of Class B and Class C shares of Enhanced Nasdaq-100 Fund's average daily net assets. At September 30, 2000, the Enhanced S&P 500

Fund and Enhanced Nasdaq-100 Fund owed Mitchell Hutchins $7,806 and $55,870 in service and distribution fees, respectively.

     Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that for the period ended September 30, 2000, it earned $97,506 and $515,768 in sales charges for the Enhanced S&P 500 Fund and Enhanced Nasdaq-100 Fund, respectively.

TRANSFER AGENCY SERVICE FEES

     PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC, Inc., each Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the period ended September 30, 2000, PaineWebber received approximately 52% and 51% of the total transfer agency service fees collected by PFPC, Inc. from the Enhanced S&P 500 Fund and Enhanced Nasdaq-100 Fund, respectively.

SECURITY LENDING

     Each Fund may lend securities up to 331U3% of its total assets to qualified institutions. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the period ended September 30, 2000, the Funds did not participate in the securities lending program.

BANK LINE OF CREDIT

     Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of each Fund at the request of the shareholders and other temporary or emergency purchases. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended September 30, 2000, the Funds did not borrow under the Facility.

INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at September 30, 2000 was substantially the same as the cost of securities for financial statement purposes.

     At September 30, 2000, the components of net unrealized depreciation of investments were as follows:

                                                       ENHANCED       ENHANCED
                                                        S&P 500      NASDAQ-100
                                                         FUND           FUND
                                                      -----------   -----------
Gross appreciation (investments having
  an excess of value over cost) ....................  $ 1,374,214   $ 8,843,311
Gross depreciation (investments having
  an excess of cost over value) ....................   (1,871,265)  (11,236,584)
                                                      -----------   -----------
Net unrealized depreciation of investments .........  $  (497,051)  $(2,393,273)
                                                      ===========   ===========

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


     For the period ended September 30, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                       ENHANCED       ENHANCED
                                                        S&P 500      NASDAQ-100
                                                         FUND           FUND
                                                      -----------   -----------
Purchases ..........................................  $33,938,821   $94,793,806
Sales ..............................................   12,378,776     3,538,436

FEDERAL TAX STATUS

     Each Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to any federal excise tax.

     To reflect reclassifications arising from permanent "book/tax" differences for the year ended September 30, 2000, the Enhanced Nasdaq-100 Fund's accumulated net realized gain was decreased by $328,779, and accumulated net investment loss was decreased by $328,779. Permanent book/tax differences are primarily attributable to net operating losses.

SHARES OF BENEFICIAL INTEREST

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

ENHANCED S&P 500 FUND                    CLASS A                  CLASS B                   CLASS C                  CLASS Y
FOR THE PERIOD APRIL 26, 2000+   -----------------------   -----------------------   -----------------------   --------------------
 THROUGH SEPTEMBER 30, 2000       SHARES        AMOUNT      SHARES        AMOUNT      SHARES        AMOUNT     SHARES      AMOUNT
                                 ---------   -----------   ---------   -----------   ---------   -----------   -------   ----------
Shares sold ...................  1,745,823   $17,404,177     888,383   $ 8,779,275     496,962   $ 4,932,107    62,495   $  616,187
Shares repurchased ............   (901,204)   (8,442,042)    (89,919)     (884,571)    (89,676)     (889,021)     (447)      (4,378)
Shares converted from
  Class B to Class A ..........        364         3,630        (365)       (3,630)         --            --        --           --
Dividends reinvested ..........         --            --          --            --          --            --        --           --
                                 ---------   -----------   ---------   -----------   ---------   -----------   -------   ----------
Net increase ..................    844,983   $ 8,965,765     798,099   $ 7,891,074     407,286   $ 4,043,086    62,048   $  611,809
                                 =========   ===========   =========   ===========   =========   ===========   =======   ==========

ENHANCED NASDAQ-100 FUND
FOR THE PERIOD APRIL 26, 2000+
 THROUGH SEPTEMBER 30, 2000

Shares sold ...................  3,236,588   $32,998,424   4,257,079   $42,928,621   2,754,644   $27,833,175   222,767   $2,264,892
Shares repurchased ............   (670,948)   (6,946,961)   (405,032)   (4,079,455)   (306,157)   (3,125,289)  (47,239)    (482,041)
Shares converted from
  Class B to Class A ..........      5,885        57,007      (5,896)      (57,007)         --            --        --           --
Dividends reinvested ..........         --            --          --            --          --            --        --           --
                                 ---------   -----------   ---------   -----------   ---------   -----------   -------   ----------
Net increase ..................  2,571,525   $26,108,470   3,846,151   $38,792,159   2,448,487   $24,707,886   175,528   $1,782,851
                                 =========   ===========   =========   ===========   =========   ===========   =======   ==========

----------
+ Commencement of operations

PAINEWEBBER ENHANCED S&P 500 FUND


FINANCIAL HIGHLIGHTS


Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                                        FOR THE PERIOD APRIL 26, 2000+ THROUGH SEPTEMBER 30, 2000
                                                                        ---------------------------------------------------------
                                                                         CLASS A         CLASS B         CLASS C         CLASS Y
                                                                         -------         -------         -------         -------
Net asset value, beginning of period .................................    $10.00          $10.00          $10.00          $10.00
                                                                          ------          ------          ------          ------
Net investment income (loss) .........................................      0.01           (0.01)          (0.01)           0.01
Net realized and unrealized losses from investments ..................     (0.32)          (0.31)          (0.31)          (0.30)
                                                                          ------          ------          ------          ------
Net decrease from investment operations ..............................     (0.31)          (0.32)          (0.32)          (0.29)
                                                                          ------          ------          ------          ------
Net asset value, end of period .......................................    $ 9.69          $ 9.68          $ 9.68          $ 9.71
                                                                          ======          ======          ======          ======
Total investment return(1) ...........................................     (3.10)%         (3.20)%         (3.20)%         (2.90)%
                                                                          ======          ======          ======          ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ....................................    $8,197          $7,735          $3,954          $  615
Expenses to average net assets, net of waivers from adviser ..........      0.98%*          1.38%*          1.38%*
                                                                                                                            0.73%*
Expenses to average net assets, before waivers from adviser ..........      4.29%*          4.88%*          4.88%*
                                                                                                                            4.23%*
Net investment income (loss) to average net assets,
  net of waivers from adviser ........................................      0.24%*        (0.20)%*        (0.21)%*         0.41%*
Net investment income (loss) to average net assets,
  before waivers from adviser ........................................    (3.05)%*        (3.70)%*        (3.71)%*        (3.09)%*
Portfolio turnover ...................................................        74%             74%             74%             74%

----------

*    Annualized

+    Commencement of operations.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable date, and a sale at net asset value on the last day of the period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return has not been annualized.

PAINEWEBBER ENHANCED NASDAQ-100 FUND


FINANCIAL HIGHLIGHTS


Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                                        FOR THE PERIOD APRIL 26, 2000+ THROUGH SEPTEMBER 30, 2000
                                                                        ---------------------------------------------------------
                                                                           CLASS A        CLASS B        CLASS C        CLASS Y
                                                                           -------        -------        -------        -------
Net asset value, beginning of period ....................................  $ 10.00        $ 10.00        $ 10.00        $ 10.00
                                                                           -------        -------        -------        -------
Net investment loss .....................................................    (0.04)         (0.06)         (0.06)         (0.03)
Net realized and unrealized losses from investments .....................    (0.13)         (0.14)         (0.14)         (0.13)
                                                                           -------        -------        -------        -------
Net decrease from investment operations .................................    (0.17)         (0.20)         (0.20)         (0.16)
                                                                           -------        -------        -------        -------
Net asset value, end of period ..........................................  $  9.83        $  9.80        $  9.80        $  9.84
                                                                           =======        =======        =======        =======
Total investment return(1) ..............................................    (1.70)%        (2.00)%        (2.00)%        (1.60)%
                                                                           =======        =======        =======        =======
Ratios/Supplemental Data:
Net assets, end of period (000's) .......................................  $25,301        $37,714        $24,012        $ 1,740
Expenses to average net assets, net of waivers from adviser .............     1.28%*         2.03%*         2.03%*         1.03%*
Expenses to average net assets, before waivers from adviser .............     2.07%*         2.82%*         2.82%*         2.02%*
Net investment loss to average net assets, net of waivers from adviser ..   (1.25)%*       (2.00)%*       (2.00)%*       (1.00)%*
Net investment loss to average net assets, before waivers from adviser ..   (2.04)%*       (2.79)%*       (2.79)%*       (1.99)%*
Portfolio turnover ......................................................        5%             5%             5%             5%

----------

*    Annualized

+    Commencement of operations.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable date, and a sale at net asset value on the last day of the period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return has not been annualized.

PAINEWEBBER ENHANCED S&P 500 FUND
PAINEWEBBER ENHANCED NASDAQ-100 FUND


REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
PaineWebber Enhanced S&P 500 Fund
PaineWebber Enhanced Nasdaq-100 Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the PaineWebber Enhanced S&P 500 Fund and PaineWebber Enhanced Nasdaq-100 Fund (the "Funds") as of September 30, 2000, and the related statements of operations, changes in net assets and the financial highlights for the period April 26, 2000 (commencement of operations) through September 30, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at September 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of PaineWebber Enhanced S&P 500 Fund and PaineWebber Enhanced Nasdaq-100 Fund at September 30, 2000, and the results of their operations, the changes in their net assets and their financial highlights for the period April 26, 2000 (commencement of operations) through September 30, 2000, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ ERNST & YOUNG LLP

New York, New York
November 21, 2000

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                                                                              25

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26

================================================================================
TRUSTEES
E. Garrett Bewkes, Jr.          George W. Gowen
CHAIRMAN
                                Frederic V. Malek
Margo N. Alexander
                                Carl W. Schafer
Richard Q. Armstrong
                                Brian M. Storms
Richard R. Burt

Meyer Feldberg

PRINCIPAL OFFICERS

Brian M. Storms                 Dianne E. O'Donnell
PRESIDENT                       VICE PRESIDENT AND SECRETARY

Amy R. Doberman                 Paul H. Schubert
VICE PRESIDENT                  VICE PRESIDENT AND TREASURER

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019-6114






A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THIS REPORT IS NOT TO BE USED IN CONJUNCTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

==========

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS
o High Income Fund
o Investment Grade Income Fund
o Low Duration U.S. Government Income Fund
o Strategic Income Fund
o U.S. Government Income Fund

TAX-FREE BOND FUNDS
o California Tax-Free Income Fund
o Municipal High Income Fund
o National Tax-Free Income Fund
o New York Tax-Free Income Fund

STOCK FUNDS
o Enhanced S&P 500 Fund
o Enhanced Nasdaq-100 Fund
o Financial Services Growth Fund
o Growth Fund
o Growth and Income Fund
o Mid Cap Fund
o Small Cap Fund
o S&P 500 Index Fund
o Strategy Fund
o Tax-Managed Equity Fund

ASSET ALLOCATION FUNDS
o Balanced Fund
o Tactical Allocation Fund

GLOBAL FUNDS
o Asia Pacific Growth Fund
o Emerging Markets Equity Fund
o Global Equity Fund
o Global Income Fund

PAINEWEBBER MONEY MARKET FUND

                               [PAINEWEBBER LOGO]
                        (C)2000 PaineWebber Incorporated
                              All Rights Reserved.



PAINEWEBBER



==========================
ENHANCED
S&P 500
FUND


ENHANCED
NASDAQ-100
FUND



ANNUAL REPORT

SEPTEMBER 30, 2000